Expense Example	Mar. 30, 2026 USD ($)
Tortoise Energy Infrastructure Total Return Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,153
Expense Example, with Redemption, 10 Years	1,881
Tortoise Energy Infrastructure Total Return Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Tortoise Energy Infrastructure Total Return Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years		[1]
Tortoise Energy Infrastructure Total Return Fund | T Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	365
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,624
TORTOISE GLOBAL WATER ETF | TORTOISE GLOBAL WATER ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
TORTOISE NORTH AMERICAN PIPELINE ETF | TORTOISE NORTH AMERICAN PIPELINE ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Tortoise AI Infrastructure ETF | Tortoise AI Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
TORTOISE ENERGY ETF | TORTOISE ENERGY ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049

[1]	Class C shares automatically convert to Class A shares after approximately eight years from the date of purchase. As a result, a ten-year expense example for Class C shares is not presented. For informational purposes, assuming conversion after eight years, the expenses for the ten-year period would be $2,035 on a $10,000 investment, reflecting expenses for eight years at the Class C expense ratio and two years at the Class A expense ratio.